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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        December 1, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Government Mortgage Fund ("MGM"), MFS(R)Emerging Markets Debt Fund ("EMD") and MFS(R)Strategic Value Fund ("SVF")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 32 for MGM, EMD and SVF (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 28, 2000 for MGM, EMD and SVF.

         Please  call the  undersigned  or Claudia  Murphy at (617)  954-5406 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        MICHAEL H. WHITAKER
                                        Michael H. Whitaker
                                        Counsel

MHW/bjn